Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.29844%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,104,706.78

Principal:
Principal Collections	$16,792,650.41
Prepayments in Full	$8,801,012.99
Liquidation Proceeds	$221,702.95
Recoveries	$52,275.00
Sub Total	$25,867,641.35
Collections	$26,972,348.13

Purchase Amounts:
Purchase Amounts Related to Principal	$139,162.56
Purchase Amounts Related to Interest	$896.27
Sub Total	$140,058.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,112,406.96

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,112,406.96
Servicing Fee	$506,259.90	$506,259.90	$0.00	$0.00	$26,606,147.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,606,147.06
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,606,147.06
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,606,147.06
Interest - Class A-3 Notes	$353,222.25	$353,222.25	$0.00	$0.00	$26,252,924.81
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$26,111,093.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,111,093.14
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$26,054,118.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,054,118.47
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$26,011,738.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,011,738.89
Regular Principal Payment	$23,626,775.54	$23,626,775.54	$0.00	$0.00	$2,384,963.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,384,963.35
Residual Released to Depositor	$0.00	$2,384,963.35	$0.00	$0.00	$0.00
Total		$27,112,406.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,626,775.54
Total					$23,626,775.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,626,775.54	$62.59	$353,222.25	$0.94	$23,979,997.79	$63.53
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$23,626,775.54	$17.94	$594,408.17	$0.45	$24,221,183.71	$18.39

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$347,431,720.78	0.9203489	$323,804,945.24	0.8577614
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$534,871,720.78	0.4060240	$511,244,945.24	0.3880888

Pool Information
Weighted Average APR	2.306%	2.300%
Weighted Average Remaining Term	37.57	36.72
Number of Receivables Outstanding	36,426	35,636
Pool Balance	$607,511,883.66	$581,257,645.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$563,181,181.40	$539,160,592.30
Pool Factor	0.4248340	0.4064744

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$8,718,864.69
Yield Supplement Overcollateralization Amount	$42,097,053.56
Targeted Overcollateralization Amount	$70,012,700.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,012,700.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$299,708.89
(Recoveries)		104	$52,275.00
Net Loss for Current Collection Period			$247,433.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4887%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5486%
Second Prior Collection Period			0.5846%
Prior Collection Period			0.6286%
Current Collection Period			0.4995%
Four Month Average (Current and Prior Three Collection Periods)			0.5653%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,188	$9,102,168.88
(Cumulative Recoveries)			$936,156.30
Cumulative Net Loss for All Collection Periods			$8,166,012.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5711%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,160.04
Average Net Loss for Receivables that have experienced a Realized Loss			$3,732.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	368	$7,299,328.76
61-90 Days Delinquent	0.15%	42	$853,746.69
91-120 Days Delinquent	0.05%	12	$303,096.05
Over 120 Days Delinquent	0.07%	18	$406,894.29
Total Delinquent Receivables	1.52%	440	$8,863,065.79

Repossession Inventory:
Repossessed in the Current Collection Period		18	$431,177.30
Total Repossessed Inventory		30	$628,197.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1663%
Prior Collection Period			0.1757%
Current Collection Period			0.2020%
Three Month Average			0.1814%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2690%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer